PROPERTY, PLANT AND EQUIPMENT - Right-of-use asset (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use
Right of use	$ 35,119,094	$ 33,291,355	$ 20,595,993
Lease interest	3,277,261	2,616,945	2,092,868
Constructions and buildings
Right-of-use
Right of use	13,766,760	9,362,903	3,241,551
Plant and Equipment
Right-of-use
Right of use	16,907,447	16,751,728	13,753,007
IT Equipment
Right-of-use
Right of use	368,162	125,011	133,110
Motor vehicles
Right-of-use
Right of use	4,049,990	6,919,416	3,328,705
Others
Right-of-use
Right of use	26,735	132,297	139,620
Gross asset
Right-of-use
Right of use	101,789,265	100,265,151	73,946,435
Gross asset | Constructions and buildings
Right-of-use
Right of use	24,518,751	16,246,384	6,694,251
Gross asset | Plant and Equipment
Right-of-use
Right of use	55,846,552	52,431,352	47,377,683
Gross asset | IT Equipment
Right-of-use
Right of use	999,207	1,155,261	1,214,851
Gross asset | Motor vehicles
Right-of-use
Right of use	14,696,107	22,051,973	9,395,320
Gross asset | Others
Right-of-use
Right of use	5,728,648	8,380,181	9,264,330
Accumulated depreciation
Right-of-use
Right of use	(66,670,171)	(66,973,796)	(53,350,442)
Accumulated depreciation | Constructions and buildings
Right-of-use
Right of use	(10,751,991)	(6,883,481)	(3,452,700)
Accumulated depreciation | Plant and Equipment
Right-of-use
Right of use	(38,939,105)	(35,679,624)	(33,624,676)
Accumulated depreciation | IT Equipment
Right-of-use
Right of use	(631,045)	(1,030,250)	(1,081,741)
Accumulated depreciation | Motor vehicles
Right-of-use
Right of use	(10,646,117)	(15,132,557)	(6,066,615)
Accumulated depreciation | Others
Right-of-use
Right of use	$ (5,701,913)	$ (8,247,884)	$ (9,124,710)